TAX PROVISION	12 Months Ended
Dec. 31, 2018
Other provisions [abstract]
TAX PROVISION

Prophecy’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities, and those adjustments may be material to the Company’s financial position and results of operations.

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2018	2017	2016

Earnings (loss) for the year	(18,184,468)	$(18,592,981)	$(2,007,305)

Expected income tax (recovery)	$(4,910,000)	$(4,834,000)	$(522,000)
Change in statutory, foreign tax, foreign exchange rates and other	389,000	1,885,000	(1,575,000)
Permanent Difference	3,833,000	450,000	1,869,000
Share issue cost	(151,000)	(25,000)	(87,000)
Adjustment to prior years provision versus statutory
tax returns and expiry of non-capital losses	12,000	(118,000)	(34,000)
Change in unrecognized deductible temporary differences	827,000	2,642,000	349,000
Total income tax expense (recovery)	$-	$-	$-

In September 2017, the British Columbia (BC) Government proposed changes to the general corporate income tax rate to increase the rate from 11% to 12% effective January 1, 2018 and onwards. This change in tax rate was substantively enacted on October 26, 2017. The relevant deferred tax balances have been remeasured to reflect the increase in the Company's combined Federal and Provincial (BC) general corporate income tax rate from 26% to 27%.

Significant components of deductible and taxable temporary differences, unused tax losses and unused tax credits that have not been included on the consolidated statements of financial position are as follows:

	2018	Expiry dates	2017	Expiry dates	2016	Expiry dates

Share issue costs	$644,000	2039 to 2042	$285,000	2038 to 2042	$399,000	2037 to 2041
Allowable Capital losses	$6,607,000	No expiry	$6,549,000	No expiry	$6,549,000	No expiry
Non-Capital losses	$24,109,000	2030 to 2038	$21,402,000	2030 to 2037	$16,658,000	2030 to 2036
Property and equipment	$1,138,000	No expiry	$1,146,000	No expiry	$1,067,000	No expiry
Exploration and evaluation assets	$19,625,000	No expiry	$19,715,000	No expiry	$5,016,000	No expiry
Investment tax credits	$23,000	2029	$23,000	2029	$23,000	2029
Asset retirement obligation	$265,000	No expiry	$244,000	No expiry	$209,000	No expiry